Interests in Subsidiaries - Schedule of Principal Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Nutrigel Unit Trust [Member]
Interests in Subsidiaries - Schedule of Principal Subsidiaries (Details) [Line Items]
Principal place of business / Country of incorporation	Melbourne VIC Australia
Ownership interest	100.00%	100.00%
Nutrigel Pty Ltd [Member]
Interests in Subsidiaries - Schedule of Principal Subsidiaries (Details) [Line Items]
Principal place of business / Country of incorporation	Melbourne VIC Australia
Ownership interest	100.00%	100.00%
Sport Supplements Unit Trust [Member]
Interests in Subsidiaries - Schedule of Principal Subsidiaries (Details) [Line Items]
Principal place of business / Country of incorporation	Melbourne VIC Australia
Ownership interest	100.00%	100.00%
Sport Supplements Pty Ltd [Member]
Interests in Subsidiaries - Schedule of Principal Subsidiaries (Details) [Line Items]
Principal place of business / Country of incorporation	Melbourne VIC Australia
Ownership interest	100.00%	100.00%